Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Common Share [Abstract]
Net Income	$ 2,645	$ 5,944	$ 6,631
Weighted average common shares outstanding, basic (in shares)	53,907	13,065	13,065
Weighted average common shares outstanding, diluted (in shares)	53,907	13,065	13,065
Earnings per share, basic (in dollars per share)	$ 49.07	$ 454.96	$ 507.54
Earnings per share, diluted (in dollars per share)	$ 49.07	$ 454.96	$ 507.54
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	2,230	0	0